Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Income [Table Text Block]
The amounts included in Other income, net for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Gains/(Losses) on derivatives	$208	$110	$575
Currency revaluation gains/(losses)	(236)	(161)	(575)
Interest and investment income (a)	53	69	85
Insurance fee income	74	88	90
Other	166	178	155
Total other income, net	$265	$284	$330
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(a)	Includes interest income primarily on notes receivable from affiliated companies of $5 million, $3 million, and $5 million, for December 31, 2014, 2015, and 2016 respectively.